SCHEDULE OF TOTAL AMORTIZATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 110	$ 110	$ 110		$ 109	$ 109	$ 110	$ 219	$ 219	$ 329	$ 328	$ 219		$ 719
Bed Licenses Included in Property and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	104	104	104	[1]	103	103	104	207	207	311	310	207	[2]	415	[2]
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 6	$ 6	$ 6		$ 6	$ 6	$ 6	$ 12	$ 12	$ 18	$ 18	$ 12		$ 304

[1]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
[2]	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).